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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/06
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



GE LifeStyle Funds


GE STRATEGY FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND

Semi-Annual Report

MARCH 31, 2006

[GE LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents

PERFORMANCE SUMMARY

     GE Conservative Strategy Fund...........................................  1

     GE Moderate Strategy Fund...............................................  4

     GE Aggressive Strategy Fund.............................................  7

     Portfolio Management Team............................................... 10

NOTES TO PERFORMANCE......................................................... 11

FINANCIAL STATEMENTS

     Financial Highlights.................................................... 12

     Statements of Net Assets................................................ 14

     Statements of Operations................................................ 17

     Statements of Changes in Net Assets..................................... 18

     Notes to Financial Statements........................................... 19

ADVISORY AGREEMENT RENEWAL................................................... 25

ADDITIONAL INFORMATION....................................................... 27

INVESTMENT TEAM.............................................................. 30

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Strategy Fund                    Performance Summary (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

         GE CONSERVATIVE                                     LB AGGREGATE   DAILY-LINKED
          STRATEGY FUND    MSCI EAFE INDEX   S&P 500 INDEX    BOND INDEX    90 DAY T-BILL   RUSSELL 2000 INDEX   COMPOSITE INDEX (C)
------------------------------------------------------------------------------------------------------------------------------------
01/05/98    10,000.00         10,000.00        10,000.00      10,000.00       10,000.00         10,000.00             10,000.00
9/98        10,320.00          9,944.75        10,609.12      10,832.19       10,377.94          8,380.56             10,572.47
9/99        11,396.97         13,023.05        13,559.15      10,792.55       10,851.30          9,971.26             11,822.26
9/00        12,563.31         13,437.18        15,354.87      11,547.00       11,476.10         12,318.86             12,942.22
9/01        12,176.79          9,582.02        11,261.50      13,042.68       11,995.89          9,713.94             12,099.91
9/02        11,736.91          8,094.04         8,954.02      14,163.88       12,209.16          8,820.15             11,643.20
9/03        12,939.66         10,199.16        11,142.38      14,930.11       12,347.68         12,044.49             13,347.63
9/04        13,909.64         12,451.23        12,688.16      15,479.25       12,485.90         14,305.21             14,602.13
9/05        14,979.15         15,662.99        14,242.64      15,911.91       12,828.33         16,865.50             15,905.91
3/06        15,673.79         17,833.98        15,152.24      15,903.02       13,094.46         19,432.93             16,587.51

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/06*
--------------------------------------------------------------------------------
                                   TARGET        ACTUAL
GE Fixed Income Fund                53.0%         53.1%
GE U.S. Equity Fund                 28.0%         27.9%
GE International Equity Fund        12.0%         13.0%
GE Small-Cap Equity Fund             5.0%          5.0%
Other                                2.0%          1.0%
--------------------------------------------------------------------------------
Total                              100.0%         100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2006
--------------------------------------------------------------------------------

                                                        ENDING VALUE
                       SIX     ONE     FIVE   SINCE     OF A $10,000
                      MONTHS   YEAR    YEAR INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------

GE CONSERVATIVE
   STRATEGY FUND       4.64%   8.43%   4.71%  5.61%       $15,674
MSCI EAFE Index       13.86%  24.41%   9.59%  7.26%       $17,834
S&P 500 Index          6.39%  11.73%   3.97%  5.17%       $15,152
LB Aggregate
   Bond Index         -0.06%   2.26%   5.11%  5.78%       $15,903
90 Day T-Bill          2.07%   3.68%   2.12%  3.32%       $13,094
Russell 2000 Index    15.22%  25.81%  12.63%  8.39%       $19,433
Composite Index (C)**  4.29%   8.81%   6.03%  6.33%       $16,588
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Strategy Fund returned 4.64% for the six-month period ended March 31, 2006. The Fund's Composite Index returned 4.29% and the Lipper peer group of 720 Balanced Funds returned 4.77% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 46% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 13% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund. The key drivers to fixed income portfolio performance over the last six months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7% and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

Returns for the period in the U.S. Equity Fund underperformed the S&P 500 Index benchmark. Strong stock selection within energy was the primary contributor to Fund performance over the past six months. Overweighting energy equipment and services companies

GE Conservative Strategy Fund                    Performance Summary (unaudited)
--------------------------------------------------------------------------------

amid a pullback in energy prices benefited the Fund. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, healthcare and financials holdings. Within healthcare, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period.

The GE International Equity Fund performance has benefited from stock selection within Japan, Emerging Markets and Europe. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. Weakness was seen in Acom (Japan - consumer finance). Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

The GE Small-Cap Equity Fund slightly underperformed its benchmark. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation. Sector allocation contributed 10 bps net of cash over the last six-months. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2006.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2005 - MARCH 31, 2006

--------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE       EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                    1,046.37                 1.02
--------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
(2.5% for the period)                1,000.00                    1,023.65                 1.01
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.20% (from period October 1, 2005 - March 31, 2006), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). Expense ratio doesn't include expenses of the Underlying Funds (Note
   6).

** Actual Fund Return for six-month period ended March 31, 2006 was 4.64


See Notes to Financial Statements.

GE Moderate Strategy Fund                        Performance Summary (unaudited)
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

             GE MODERATE    MSCI EAFE                   LB AGGREGATE    DAILY-LINKED    RUSSELL 2000      COMPOSITE
            STRATEGY FUND     INDEX     S&P 500 INDEX    BOND INDEX     90 DAY T-BILL       INDEX         INDEX (M)
-------------------------------------------------------------------------------------------------------------------
01/05/98      10,000.00     10,000.00      10,000.00     10,000.00       10,000.00        10,000.00      10,000.00
9/98          10,220.00      9,944.75      10,609.12     10,832.19       10,377.94         8,380.56      10,136.00
9/99          11,857.11     13,023.05      13,559.15     10,792.55       10,851.30         9,971.26      11,970.54
9/00          13,077.76     13,437.18      15,354.87     11,547.00       11,476.10        12,318.86      13,228.80
9/01          11,766.50      9,582.02      11,261.50     13,042.68       11,995.89         9,713.94      11,265.44
9/02          10,799.94      8,094.04       8,954.02     14,163.88       12,209.16         8,820.15      10,370.74
9/03          12,171.59     10,199.16      11,142.38     14,930.11       12,347.68        12,044.49      12,501.98
9/04          13,413.75     12,451.23      12,688.16     15,479.25       12,485.90        14,305.21      14,092.63
9/05          14,889.47     15,662.99      14,242.64     15,911.91       12,828.33        16,865.50      15,807.63
3/06          15,960.09     17,833.98      15,152.24     15,903.02       13,094.46        19,432.93      16,869.15

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/06*
--------------------------------------------------------------------------------

                                TARGET        ACTUAL
GE U.S. Equity Fund              33.0%         33.9%
GE Fixed Income Fund             34.0%         33.1%
GE International Equity Fund     20.0%         19.9%
GE Small-Cap Equity Fund         12.0%         12.1%
Other                             1.0%          1.0%
--------------------------------------------------------------------------------
Total                           100.0%         100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2006
--------------------------------------------------------------------------------
                                                               ENDING VALUE
                          SIX      ONE      FIVE    SINCE      OF A $10,000
                         MONTHS    YEAR     YEAR  INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND          7.19%   12.34%    5.07%   5.84%        $15,960
MSCI EAFE Index          13.86%   24.41%    9.59%   7.26%        $17,834
S&P 500 Index             6.39%   11.73%    3.97%   5.17%        $15,152
LB Aggregate
   Bond Index            -0.06%    2.26%    5.11%   5.78%        $15,903
90 Day T-Bill             2.07%    3.68%    2.12%   3.32%        $13,094
Russell 2000 Index       15.22%   25.81%   12.63%   8.39%        $19,433
Composite Index (M)**     6.72%   12.57%    7.05%   6.54%        $16,869
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Strategy Fund returned 7.19% for the six-month period ended March 31, 2006. The Fund's Composite Index returned 6.72% and the Lipper peer group of 720 Balanced Funds returned 4.77% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 66% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the U.S. Equity Fund underperformed the S&P 500 Index benchmark. Strong stock selection within energy was the primary contributor to Fund performance over the past six months. Overweighting energy equipment and services companies amid a pullback in energy prices benefited the Fund. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, healthcare and financials holdings. Within healthcare, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period.

The key drivers to GE Fixed Income Fund performance over the last six months were the allocation to high yield

GE Moderate Strategy Fund                        Performance Summary (unaudited)
--------------------------------------------------------------------------------

and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7% and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

The GE International Equity Fund performance has benefited from stock selection within Japan, Emerging Markets and Europe. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. Weakness was seen in Acom (Japan - consumer finance). Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

The GE Small-Cap Equity Fund slightly underperformed its benchmark. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation. Sector allocation contributed 10 bps net of cash over the last six-months. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2006.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2005 - MARCH 31, 2006

--------------------------------------------------------------------------------------------------------------------
                             ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE              EXPENSES PAID
                          BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)        DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------
Actual Fund Return**               1,000.00                          1,071.90                        1.05
--------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
  (2.5% for the period)            1,000.00                          1,023.63                        1.03
--------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD). EXPENSE RATIO DOESN'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE
   6).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WAS 7.19%.

See Notes to Financial Statements.

GE Aggressive Strategy Fund                      Performance Summary (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

          GE AGGRESSIVE                                      LB AGGREGATE     DAILY-LINKED   RUSSELL 2000      COMPOSITE
          STRATEGY FUND     MSCI EAFE INDEX  S&P 500 INDEX    BOND INDEX     90 DAY T-BILL      INDEX           INDEX (A)
-------------------------------------------------------------------------------------------------------------------------
01/05/98    10,000.00          10,000.00       10,000.00       10,000.00       10,000.00      10,000.00        10,000.00
9/98        10,150.00           9,944.75       10,609.12       10,832.19       10,377.94       8,380.56         9,764.43
9/99        12,267.54          13,023.05       13,559.15       10,792.55       10,851.30       9,971.26        12,027.46
9/00        13,690.94          13,437.18       15,354.87       11,547.00       11,476.10      12,318.86        13,443.10
9/01        11,731.25           9,582.02       11,261.50       13,042.68       11,995.89       9,713.94        10,618.21
9/02        10,397.30           8,094.04        8,954.02       14,163.88       12,209.16       8,820.15         9,417.38
9/03        11,867.74          10,199.16       11,142.38       14,930.11       12,347.68      12,044.49        11,806.32
9/04        13,363.49          12,451.23       12,688.16       15,479.25       12,485.90      14,305.21        13,629.47
9/05        15,196.66          15,662.99       14,242.64       15,911.91       12,828.33      16,865.50        15,665.88
3/06        16,614.92          17,833.98       15,152.24       15,903.02       13,094.46      19,432.93        17,062.21

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/06*
--------------------------------------------------------------------------------

                                 TARGET         ACTUAL
GE U.S. Equity Fund               35.0%          37.9%
GE International Equity Fund      25.0%          25.0%
GE Small-Cap Equity Fund          20.0%          20.1%
GE Fixed Income Fund              19.0%          16.0%
Other                              1.0%           1.0%
--------------------------------------------------------------------------------
Total                            100.0%         100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2006
--------------------------------------------------------------------------------

                                                                   ENDING VALUE
                           SIX        ONE       FIVE    SINCE      OF A $10,000
                         MONTHS       YEAR      YEAR  INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND           9.33%     15.49%     5.56%     6.36%       $16,615
MSCI EAFE Index           13.86%     24.41%     9.59%     7.26%       $17,834
S&P 500 Index              6.39%     11.73%     3.97%     5.17%       $15,152
LB Aggregate
   Bond Index             -0.06%      2.26%     5.11%     5.78%       $15,903
90 Day T-Bill              2.07%      3.68%     2.12%     3.32%       $13,094
Russell 2000 Index        15.22%     25.81%    12.63%     8.39%       $19,433
Composite Index (A)**      8.91%     15.99%     7.87%     6.69%       $17,062
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Strategy Fund returned 9.33% for the six-month period ended March 31, 2006. The Fund's Composite Index returned 8.91% and the Lipper peer group of 1,042 Multi-Cap Core Funds returned 7.77% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 83% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the U.S. Equity Fund underperformed the S&P 500 Index benchmark. Strong stock selection within energy was the primary contributor to Fund performance over the past six months. Overweighting energy equipment and services companies amid a pullback in energy prices benefited the Fund. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, healthcare and financials holdings. Within healthcare, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period.

GE Aggressive Strategy Fund                      Performance Summary (unaudited)
--------------------------------------------------------------------------------

The GE International Equity Fund performance has benefited from stock selection within Japan, Emerging Markets and Europe. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. Weakness was seen in Acom (Japan - consumer finance). Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

The GE Small-Cap Equity Fund slightly underperformed its benchmark. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation. Sector allocation contributed 10 bps net of cash over the last six-months. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

The key drivers to GE Fixed Income Fund performance over the last six months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7% and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2006.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2005 - MARCH 31, 2006

--------------------------------------------------------------------------------------------------------------------
                             ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE              EXPENSES PAID
                          BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)        DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------
Actual Fund Return**              1,000.00                          1,093.33                        1.03
--------------------------------------------------------------------------------------------------------------------

Hypothetical 5% Return
  (2.5% for the period)           1,000.00                          1,023.65                        1.01
--------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD). EXPENSE RATIO DOESN'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE
   6).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WAS 9.33%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------

The Asset Allocation Committee of the GE STRATEGY FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Mr. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has co-led the Asset Allocation Committee responsible for determining the asset allocations of the GE STRATEGY FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Senior Vice President of GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund, one of the underlying GE Funds, since September 1997. She has served as co-leader of the Asset Allocation Committee responsible for determining the asset allocations of the GE STRATEGY FUNDS and has been primarily responsible for the tactical allocations of the Funds since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- International Equities in 1995 and Senior Vice President -- Domestic Equities in 1991.

Notes to Performance                                 March 31, 2006  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit "other expenses" (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2007. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

                                     "OTHER EXPENSES"      ACTUAL OPERATING
        UNDERLYING GE FUNDS             LIMITATION*            EXPENSES**
        -------------------------------------------------------------------
        GE U.S. Equity Fund                .30%                  .79%
        GE Fixed Income Fund               .20%                  .80%
        GE International Equity Fund       .70%                 1.42%
        GE Small-Cap Equity Fund           .39%                 1.18%

* "OTHER EXPENSES," AFTER REIMBURSEMENT (IF ANY), OF THE UNDERLYING GE FUNDS WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE, UNLESS THE EXPENSE LIMITATION AGREEMENTS ARE TERMINATED AT THE END OF THEIR TERMS.

** SHOWS THE ACTUAL OPERATING EXPENSES OF INVESTING IN THE UNDERLYING FUNDS
   ANNUALIZED FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

(A) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                           GE CONSERVATIVE
                                                                              STRATEGY
                                                                                FUND
                                                     3/31/06+   9/30/05   9/30/04   9/30/03   9/30/02(C)   9/30/01
------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                             --        --        --        --        --       1/5/98

Net asset value, beginning of period                   $10.57    $10.11   $  9.61   $  9.53  $  10.30      $ 11.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                 0.20      0.31      0.24      0.15      0.34         0.26
   Net realized and unrealized gains (losses)
      on investments                                     0.28      0.46      0.47      0.77     (0.69)(b)    (0.56)
------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        0.48      0.77      0.71      0.92     (0.35)       (0.30)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 0.29      0.31      0.21      0.84      0.26         0.36
   Net realized gains                                      --        --        --        --      0.16         0.31
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      0.29      0.31      0.21      0.84      0.42         0.67
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $10.76    $10.57    $10.11      9.61  $   9.53      $ 10.30
==================================================================================================================

TOTAL RETURN(A)                                          4.64%     7.69%     7.50%    10.25%    (3.61)%      (3.08)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)            $3,061    $2,873    $2,521    $2,625   $ 1,659      $12,663
   Ratios to average net assets:
      Net investment income*                             3.79%     2.92%     2.12%     2.22%     3.25%        3.09%
      Net expenses (d)*                                  0.20%     0.20%     0.20%     0.20%     0.20%        0.20%
      Gross expenses (d)*                                0.21%     0.21%     0.21%     0.21%     0.21%        0.73%
   Portfolio turnover rate                                  5%       20%       44%       30%       33%          63%
===================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(D) EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.

See Notes to Financial Statements

-------------------------------------------------------------------------------------------------------------------
                                                                              GE MODERATE
                                                                               STRATEGY
                                                                                 FUND
                                                     3/31/06+   9/30/05   9/30/04   9/30/03   9/30/02(C)   9/30/01
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                             --        --        --        --        --       1/5/98

Net asset value, beginning of period                  $  9.82   $  9.07   $  8.35   $  7.71   $  9.13      $ 11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                 0.16      0.25      0.13      0.14      0.33         0.29
   Net realized and unrealized gains (losses)
      on investments                                     0.54      0.74      0.72      0.81     (0.97)(b)    (1.31)
-------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        0.70      0.99      0.85      0.95     (0.64)       (1.02)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 0.21      0.24      0.13      0.31      0.33         0.32
   Net realized gains                                      --        --        --        --      0.45         1.10
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      0.21      0.24      0.13      0.31      0.78         1.42
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $ 10.31   $  9.82   $  9.07   $  8.35   $  7.71      $  9.13
===================================================================================================================
                                                         7.19%    11.00%    10.21%    12.70%    (8.21)%     (10.03)
TOTAL RETURN(A)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)           $19,183   $16,969   $15,065   $13,962   $11,365      $35,442
   Ratios to average net assets:
      Net investment income*                             3.18%     2.63%     1.42%     1.59%     3.60%        2.70%
      Net expenses (d)*                                  0.20%     0.20%     0.20%     0.20%     0.20%        0.20%
      Gross expenses (d)*                                0.20%     0.21%     0.21%     0.21%     0.21%        0.31%
   Portfolio turnover rate                                  5%       11%       16%       22%       28%          25%
===================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                 GE AGGRESSIVE
                                                                   STRATEGY
                                                                     FUND
                                                 3/31/06+     9/30/05   9/30/04   9/30/03   9/30/02     9/30/01
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                        --           --        --        --        --      1/5/98

Net asset value, beginning of period              $11.07      $  9.98   $  8.93   $  7.98   $  9.82     $ 12.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.15         0.28      0.08      0.09      0.39        0.24
   Net realized and unrealized gains (losses)
      on investments                                0.87         1.08      1.04      1.02     (1.35)(b)   (1.90)
-----------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS   1.02         1.36      1.12      1.11     (0.96)      (1.66)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                            0.17         0.27      0.07      0.16      0.37        0.24
   Net realized gains                                 --           --        --        --      0.51        0.77
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 0.17         0.27      0.07      0.16      0.88        1.01
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $11.92      $ 11.07   $  9.98   $  8.93   $  7.98     $  9.82
=================================================================================================================
                                                    9.33%       13.72%    12.60%    14.14%   (11.37)%    (14.31)%
TOTAL RETURN(A)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)       $8,818      $ 7,353   $ 6,200   $ 5,439   $ 4,086     $10,445
   Ratios to average net assets:
      Net investment income*                        2.69%        2.55%     0.78%     0.95%     3.95%       2.06%
      Net expenses (d)*                             0.20%        0.20%     0.20%     0.20%     0.20%       0.20%
      Gross expenses (d)*                           0.21%        0.21%     0.21%     0.21%     0.21%       0.56%
   Portfolio turnover rate                             3%           6%       16%       19%       42%         31%
=================================================================================================================

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Strategy Fund
March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                              NUMBER
                                                             OF SHARES               VALUE
----------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.4%
----------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A)                                  29,922              $   854,875
GE Fixed Income Fund (Class A)                                137,354                1,624,893
GE International Equity Fund (Class A)                         21,349                  396,241
GE Small-Cap Equity Fund (Class A)                              8,882                  153,662
GEI Short-Term Investment Fund                                 44,024                   44,024

TOTAL AFFILIATED INVESTMENTS
   COST ($2,954,412)                                                                 3,073,695
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
----------------------------------------------------------------------------------------------
Other assets                                                                           107,766
Liabilities                                                                           (120,572)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                           (12,806)
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $3,060,889
----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Capital paid in                                                                      3,319,868
Undistributed net investment income                                                     17,368
Accumulated net realized loss                                                         (395,630)
Net unrealized appreciation on investments                                             119,283
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $3,060,889
----------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                             284,390
Net asset value, offering and redemption price per share                                $10.76

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Strategy Fund
March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER
                                                              OF SHARES               VALUE
----------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.9%
----------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A)                                  227,874             $ 6,510,374
GE Fixed Income Fund (Class A)                                 536,287               6,344,273
GE International Equity Fund (Class A)                         206,021               3,823,746
GE Small-Cap Equity Fund (Class A)                             133,652               2,312,176
GEI Short-Term Investment Fund                                 180,006                 180,006

TOTAL AFFILIATED INVESTMENTS
   COST ($16,843,929)                                                               19,170,575
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
----------------------------------------------------------------------------------------------
Other assets                                                                         1,347,257
Liabilities                                                                         (1,334,950)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                            12,307
----------------------------------------------------------------------------------------------
NET ASSETS                                                                         $19,182,882
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------

Capital paid in                                                                     21,343,130
Undistributed net investment income                                                     62,162
Accumulated net realized loss                                                       (4,549,056)
Net unrealized appreciation on investments                                           2,326,646
----------------------------------------------------------------------------------------------
NET ASSETS                                                                         $19,182,882
----------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                           1,860,857
Net asset value, offering and redemption price per share                                $10.31

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Strategy Fund
March 31, 2006 (unaudited)

----------------------------------------------------------------------------------------------
                                                             NUMBER
                                                            OF SHARES                 VALUE
----------------------------------------------------------------------------------------------
AFFLIATED INVESTMENTS -- 101.2%
----------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A)                                 117,069              $ 3,344,658
GE Fixed Income Fund (Class A)                                119,535                1,414,102
GE International Equity Fund (Class A)                        118,379                2,197,113
GE Small-Cap Equity Fund (Class A)                            102,420                1,771,864
GEI Short-Term Investment Fund                                194,228                  194,228

TOTAL AFFILIATED INVESTMENTS
   COST ($7,550,405)                                                                 8,921,965
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
----------------------------------------------------------------------------------------------
Other assets                                                                           229,772
Liabilities                                                                           (333,819)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                          (104,047)
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $8,817,918
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Capital paid in                                                                      9,047,200
Undistributed net investment income                                                     13,896
Accumulated net realized loss                                                       (1,614,738)
Net unrealized appreciation on investments                                           1,371,560
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $8,817,918
----------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                             739,509
Net asset value, offering and redemption price per share                                $11.92

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2006 (unaudited)

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends from affiliated investments                 $   17,591              $   141,578               $  78,690
      Interest from affiliated investments                      40,357                  150,220                  34,637
--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                 57,948                  291,798                 113,327
--------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                           2,905                   17,268                   7,836
      Transfer agent fees                                          137                      136                     137
      Trustees fees                                                 42                      235                      85
      Other expenses                                                --                       --                      --
--------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT                          3,084                   17,639                   8,058
--------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne
         by the adviser                                           (179)                    (371)                   (222)
--------------------------------------------------------------------------------------------------------------------------
      Net expenses                                               2,905                   17,268                   7,836
--------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME                                     55,043                  274,530                 105,491
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Realized gain on investments                              76,948                  458,016                 201,719
      Change in unrealized appreciation
         on investments                                            780                  479,895                 408,901
--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments                                         77,728                  937,911                 610,620
--------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $132,771               $1,212,441                $716,111
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                GE CONSERVATIVE                   GE MODERATE                   GE AGGRESSIVE
                                                   STRATEGY                        STRATEGY                       STRATEGY
                                                     FUND                            FUND                           FUND

                                        SIX MONTHS ENDED     YEAR     SIX MONTHS ENDED      YEAR     SIX MONTHS ENDED      YEAR
                                            3/31/06          ENDED         3/31/06          ENDED         3/31/06          ENDED
                                          (UNAUDITED)       9/30/05      (UNAUDITED)       9/30/05      (UNAUDITED)       9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income               $    55,043    $    81,588    $    274,530    $    431,067    $   105,491    $   174,107
      Net realized gain on investments         76,948         94,490         458,016         318,605        201,719        124,536
      Net increase in unrealized
         appreciation on investments              780         21,150         479,895         941,996        408,901        578,649
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations            132,771        197,228       1,212,441       1,691,668        716,111        877,292
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                   (79,418)       (77,981)       (354,034)       (401,401)      (119,003)      (166,117)
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                       (79,418)       (77,981)       (354,034)       (401,401)      (119,003)      (166,117)
-----------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions          53,353        119,247         858,407       1,290,267        597,108        711,175
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares            360,814      1,211,420       2,448,139       3,606,114      1,443,030      1,636,063
      Value of distributions reinvested        79,418         77,981         354,042         401,401        119,002        166,117
      Cost of shares redeemed                (305,824)    (1,056,773)     (1,446,611)     (3,393,905)      (694,231)    (1,360,534)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase from
         share transactions                   134,408        232,628       1,355,570         613,610        867,801        441,646
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS            187,761        351,875       2,213,977       1,903,877      1,464,909      1,152,821
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year                        2,873,128      2,521,253      16,968,905      15,065,028      7,353,009      6,200,188
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                            $ 3,060,889    $ 2,873,128    $ 19,182,882    $ 16,968,905    $ 8,817,918    $ 7,353,009
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR                    $    17,368    $    41,743    $     62,162    $    141,666    $    13,896    $    27,408

CHANGES IN FUND SHARES

Shares sold by subscription                    33,872        117,255         240,916         383,548        125,330        155,030
Shares issued for
   distributions reinvested                     7,564          7,593          35,834          42,476         10,569         15,701
Shares redeemed                               (28,771)      (102,392)       (144,216)       (359,046)       (60,329)      (128,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares                    12,665         22,456         132,534          66,978         75,570         42,380
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At March 31, 2006, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF                                                       APPRECIATION/
                                             INVESTMENT            GROSS TAX             GROSS TAX         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENT
----------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $  2,980,884          $   202,892          $   (110,082)         $     92,810
GE Moderate Strategy Fund                    17,657,209            2,619,478            (1,106,112)            1,513,366
GE Aggressive Strategy Fund                   7,837,476            1,441,325              (356,836)            1,084,489

As of September 30, 2005, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $89,799; $194,342 and $92,965, respectively.

FUND                                                      AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund                           $ 446,106       09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund                               3,781,992       09/30/11
                                                          411,800       09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund                             1,393,506       09/30/11
                                                          136,128       09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2004.

The tax composition of distributions paid during the year ended September 30, 2005 and September 30, 2004 were as follows:

                                                  YEAR ENDED SEPTEMBER 30, 2005
                                                  ------------------------------
                                                   ORDINARY       LONG-TERM
                                                    INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------
GE Conservative Strategy Fund                     $  77,981          $ --
GE Moderate Strategy Fund                           401,401            --
GE Aggressive Strategy Fund                         166,117            --

                                                  YEAR ENDED SEPTEMBER 30, 2004
                                                  -----------------------------
                                                   ORDINARY       LONG-TERM
                                                    INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------
GE Conservative Strategy Fund                     $  60,500         $ --
GE Moderate Strategy Fund                           214,732           --
GE Aggressive Strategy Fund                          45,254           --

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended March 31, 2006.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest earned by the GE Fixed Income Fund and short-term investment of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2006, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended March 31, 2006, were as follows:

                                                        PURCHASES        SALES
--------------------------------------------------------------------------------

GE Conservative Strategy Fund                          $  353,013       $156,221
GE Moderate Strategy Fund                               2,527,203        850,060
GE Aggressive Strategy Fund                             1,330,276        230,897

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at March 31, 2006.

                                                    5% OR GREATER SHAREHOLDERS
                                                   -----------------------------
                                                                       % OF
                                                     NUMBER          FUND HELD
--------------------------------------------------------------------------------
GE Conservative Strategy Fund                           3               98%
GE Moderate Strategy Fund                               2               96%
GE Aggressive Strategy Fund                             3               99%

Investment activities of these shareholders could have a material impact on these Funds.

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                       GE U.S. EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05        9/30/04        9/30/03        9/30/02      9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                 --             --              --           --              --        2/22/93
Net asset value, beginning of period         $28.69         $26.41         $24.19        $20.31          $25.00       $32.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)             0.14           0.36           0.20          0.16            0.13         0.13
  Net realized and unrealized
   gains (losses) on investments               1.48           2.11           2.19          3.91           (4.49)       (5.52)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        1.62           2.47           2.39          4.07           (4.36)       (5.39)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.46           0.19           0.17          0.19            0.09         0.12
  Net realized gains                           1.28             --             -             --            0.24         1.94
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            1.74           0.19           0.17          0.19            0.33         2.06
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $28.57         $28.69         $26.41        $24.19          $20.31       $25.00
============================================================================================================================

TOTAL RETURN (A)                               5.83%          9.40%          9.87%        20.09%         (17.78%)     (17.71%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $302,009       $339,327      $337,920       $315,980        $251,251     $285,417
  Ratios to average net assets:
   Net investment income*                      0.97%          1.28%          0.77%         0.72%           0.53%        0.43%
   Net expenses*                               0.79%          0.78%          0.78%         0.83%           0.87%        0.87%
   Gross expenses*                             0.79%          0.78%          0.78%         0.83%           0.87%        0.88%
  Portfolio turnover rate                        27%            36%            29%           26%             41%          53%
----------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                      GE FIXED INCOME FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05        9/30/04       9/30/03         9/30/02      9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                               --              --              --              --              --      2/22/93
Net asset value, beginning of period         $12.12         $12.56         $12.78        $12.75          $12.41       $11.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                    0.28           0.48           0.41          0.41            0.55         0.67
  Net realized and unrealized
   gains (losses) on investments              (0.23)         (0.22)         (0.04)         0.16            0.35         0.72
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                        0.05           0.26           0.37          0.57            0.90         1.39
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.31           0.47           0.42          0.44            0.56         0.70
   Net realized gains                          0.03           0.23           0.17          0.10              --           --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.34           0.70           0.59          0.54            0.56         0.70
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $11.83         $12.12         $12.56        $12.78          $12.75       $12.41
============================================================================================================================

TOTAL RETURN (A)                               0.16%          2.11%          2.99%         4.58%           7.62%       12.12%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $135,510       $142,688       $153,014      $167,091        $143,442     $129,413
  Ratios to average net assets:
   Net investment income*                      4.74%          3.85%          3.30%         3.20%           4.45%        5.54%
   Net expenses*                               0.80%          0.80%          0.78%         0.78%           0.80%        0.80%
   Gross expenses*                             0.81%          0.81%          0.79%         0.78%           0.82%        0.81%
  Portfolio turnover rate                       172%           311%           363%          381%            308%         270%
----------------------------------------------------------------------------------------------------------------------------

                                                                GE INTERNATIONAL EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05        9/30/04       9/30/03         9/30/02      9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --             --            --             --              --       3/2/94
Net asset value, beginning of period         $15.87         $12.73         $10.58         $9.41          $11.87       $19.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)             0.04           0.14           0.09          0.07            0.06         0.11
  Net realized and unrealized
   gains (losses) on investments               2.79           3.07           2.11          1.17           (2.44)       (5.64)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        2.83           3.21           2.20          1.24           (2.38)       (5.53)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.14           0.07           0.05          0.07            0.08           --
  Net realized gains                             --             --             --            --              --         1.84
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.14           0.07           0.05          0.07            0.08         1.84
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $18.56         $15.87         $12.73        $10.58           $9.41       $11.87
============================================================================================================================

TOTAL RETURN (A)                              17.91%         25.32%         20.88%        13.18%         (20.28%)     (31.34%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $38,131        $28,881        $23,144       $19,694         $19,773      $33,328
  Ratios to average net assets:
   Net investment income*                      0.42%          0.97%          0.69%         0.75%           0.50%        0.71%
   Net expenses*                               1.42%          1.42%          1.58%         1.51%           1.35%        1.34%
   Gross expenses*                             1.42%          1.43%          1.58%         1.51%           1.38%        1.34%
  Portfolio turnover rate                        24%            66%            31%           68%             53%          68%
----------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                  GE SMALL-CAP EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05        9/30/04       9/30/03         9/30/02      9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --             --            --             --              --      9/30/98
Net asset value, beginning of period         $15.70         $14.87         $12.67        $11.49          $13.74       $13.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)            (0.01)          0.04          (0.06)        (0.01)          (0.01)        0.05
  Net realized and unrealized
    gains (losses) on investments              2.16           2.89           2.26          1.19           (0.11)        0.56
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        2.15           2.93           2.20          1.18           (0.12)        0.61
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.02             --            --             --            0.05           --
  Net realized gains                           0.53           2.10            --             --            2.08         0.47
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.55           2.10            --             --            2.1  3       0.47
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $17.30         $15.70         $14.87        $12.67          $11.49       $13.74
============================================================================================================================

TOTAL RETURN (A)                              14.12%         20.87%         17.36%        10.27%          (2.92%)       4.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $65,210        $56,235        $48,852       $51,902         $44,547      $32,918
  Ratios to average net assets:
   Net investment income (loss)*              (0.15%)         0.26%         (0.38%)       (0.06%)         (0.05%)       0.36%
   Net expenses*                               1.18%          1.21%          1.24%         1.24%           1.15%        1.12%
   Gross expenses*                             1.18%          1.21%          1.25%         1.24%           1.17%        1.17%
  Portfolio turnover rate                        14%            34%            93%          122%            138%         146%
----------------------------------------------------------------------------------------------------------------------------

NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------

The Board of Trustees, including the independent trustees, of the GE LifeStyle Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 16, 2005.

In considering whether to approve the investment advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the advisory agreements, the independent trustees reviewed the proposed continuance of each agreement with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM, and the independent trustees concurred that GEAM provides high quality advisory and administrative services because of the level of asset allocation expertise and the resources, analysis and other services, such as performance, risk and style consistency monitoring, provided to the Funds. The independent trustees specifically noted that these services were in addition to the services provided by GEAM to the underlying funds in which the Funds invest. They also considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the process used for compliance activities, and the quality of the investment professionals employed by GEAM. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM discussed in detail its investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes many of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM in concluding that the contractual advisory fees are reasonable for the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory agreement was in the best interest of the shareholders of each affected Fund.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 45

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 40

POSITION(S) HELD WITH FUND Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 58

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 69

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

----------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
-------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:
  Christopher D. Brown
  Stephen V. Gelhaus
  Paul C. Reinhardt
  Richard L. Sanderson

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David B. Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME (RETIRED FROM ALL
POSITIONS AS OF JANUARY 31, 2006)
Donald W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn D. Karlic, EVP, FIXED INCOME


GE ALLOCATION FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND


Semi-Annual Report


MARCH 31, 2006


[GE LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents

PERFORMANCE SUMMARY

     GE Conservative Allocation Fund                                          1

     GE Moderate Allocation Fund                                              4

     GE Aggressive Allocation Fund                                            7

     Portfolio Manager's Biography                                           10

NOTES TO PERFORMANCE                                                         11

FINANCIAL STATEMENTS

     Financial Highlights                                                    12

     Statements of Net Assets                                                14

     Statements of Operations                                                17

     Statements of Changes in Net Assets                                     18

     Notes to Financial Statements                                           19

ADVISORY AGREEMENT RENEWAL                                                   25

ADDITIONAL INFORMATION                                                       27

INVESTMENT TEAM                                                              30



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Allocation Fund                  Performance Summary (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

           GE Conservative                                     LB Aggregate    Daily-Linked   Russell 2000    Composite
           Allocation Fund   MSCI EAFE Index   S&P 500 Index    Bond Index    90 Day T-Bill      Index        Index (C)
12/31/98      10,000.00         10,000.00        10,000.00       10,000.00       10,000.00     10,000.00      10,000.00
3/99          10,160.00         10,139.15        10,496.48        9,950.49       10,109.66      9,452.92      10,104.40
9/99          10,270.00         10,853.10        10,535.63        9,929.98       10,344.43     10,229.68      10,242.71
3/00          11,258.67         12,683.07        12,403.62       10,136.68       10,622.99     12,974.83      11,217.09
9/00          11,279.16         11,198.23        11,930.93       10,624.14       10,940.05     12,638.12      11,213.04
3/01          11,189.72          9,401.22         9,693.12       11,406.89       11,239.59     11,002.57      10,723.26
9/01          10,943.67          7,985.43         8,750.33       12,000.27       11,435.56      9,965.69      10,483.26
3/02          11,522.72          8,585.74         9,713.04       12,016.93       11,540.46     12,555.93      11,044.71
9/02          10,584.27          6,745.38         6,957.39       13,031.86       11,638.86      9,048.74      10,087.57
3/03          10,731.61          6,590.88         7,308.30       13,421.21       11,712.24      9,176.59      10,390.98
9/03          11,680.67          8,499.74         8,657.77       13,736.86       11,770.91     12,356.64      11,564.28
3/04          12,624.53         10,383.16         9,876.58       14,146.64       11,825.79     15,034.07      12,620.57
9/04          12,594.80         10,376.56         9,858.86       14,242.11       11,902.67     14,675.94      12,651.17
3/05          13,080.68         11,946.41        10,537.49       14,309.03       12,038.80     15,847.84      13,207.64
9/05          13,557.74         13,053.17        11,066.71       14,640.18       12,229.11     17,302.59      13,780.76
3/06          14,214.28         14,862.42        11,773.49       14,632.01       12,482.81     19,936.56      14,371.29

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/06*
--------------------------------------------------------------------------------

                                   TARGET      ACTUAL
                                   ------      ------
GE Fixed Income Fund                53.0%       52.4%
GE U.S. Equity Fund                 28.0%       27.7%
GE International Equity Fund        12.0%       12.9%
GE Small-Cap Equity Fund             5.0%        5.1%
Other                                2.0%        1.9%
--------------------------------------------------------------------------------
Total                              100.0%      100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2006
--------------------------------------------------------------------------------
                                                                  ENDING VALUE
                            SIX      ONE      FIVE    SINCE       OF A $10,000
                          MONTHS     YEAR     YEAR  INCEPTION     INVESTMENT
--------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND         4.84%     8.67%    4.90%   4.97%        $14,214
MSCI EAFE Index           13.86%    24.41%    9.59%   5.62%        $14,862
S&P 500 Index              6.39%    11.73%    3.97%   2.28%        $11,773
LB Aggregate
   Bond Index             -0.06%     2.26%    5.11%   5.39%        $14,632
90 Day T-Bill              2.07%     3.68%    2.12%   3.11%        $12,483
Russell 2000 Index        15.22%    25.81%   12.63%   9.98%        $19,937
  Composite Index (C)**    4.29%     8.81%    6.03%   5.13%        $14,371
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Allocation Fund returned 4.84% for the six-month period ended March 31, 2006. The Fund's Composite Index returned 4.29% and the Lipper peer group of 720 Balanced Funds returned 4.77% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 46% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 13% of the Fund. Approximately 52% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund. The key drivers to fixed income portfolio performance over the last six months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7% and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

Returns for the period in the U.S. Equity Fund underperformed the S&P 500 Index benchmark. Strong stock selection within energy was the primary contributor to Fund performance over the past six months. Overweighting energy equipment and services companies

GE Conservative Allocation Fund                  Performance Summary (unaudited)
--------------------------------------------------------------------------------

amid a pullback in energy prices benefited the Fund. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, healthcare and financials holdings. Within healthcare, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period.

The GE International Equity Fund performance has benefited from stock selection within Japan, Emerging Markets and Europe. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. Weakness was seen in Acom (Japan - consumer finance). Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

The GE Small-Cap Equity Fund slightly underperformed its benchmark. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation. Sector allocation contributed 10 bps net of cash over the last six-months. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2005 - MARCH 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE         EXPENSES PAID
                                 BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)     DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,048.43                   1.02
-----------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.66                   1.01
-----------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD). EXPENSE RATIO DOESN'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE
   6).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WAS 4.84%

See Notes to Financial Statements.

GE Moderate Allocation Fund                      Performance Summary (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

              GE Moderate                                      LB Aggregate    Daily-Linked   Russell 2000   Composite
           Allocation  Fund  MSCI EAFE Index   S&P 500 Index    Bond Index     90 Day T-Bill       Index     Index (M)
12/31/98       10,000.00        10,000.00        10,000.00      10,000.00        10,000.00      10,000.00    10,000.00
3/99           10,240.00        10,139.15        10,496.48       9,950.49        10,109.66       9,452.92    10,159.13
9/99           10,390.00        10,853.10        10,535.63       9,929.98        10,344.43      10,229.68    10,444.35
3/00           11,761.17        12,683.07        12,403.62      10,136.68        10,622.99      12,974.83    11,866.90
9/00           11,465.61        11,198.23        11,930.93      10,624.14        10,940.05      12,638.12    11,542.19
3/01           10,948.88         9,401.22         9,693.12      11,406.89        11,239.59      11,002.57    10,470.26
9/01           10,335.83         7,985.43         8,750.33      12,000.27        11,435.56       9,965.69     9,829.15
3/02           11,210.23         8,585.74         9,713.04      12,016.93        11,540.46      12,555.93    10,772.68
9/02            9,504.08         6,745.38         6,957.39      13,031.86        11,638.86       9,048.74     9,048.52
3/03            9,542.36         6,590.88         7,308.30      13,421.21        11,712.24       9,176.59     9,330.82
9/03           10,712.99         8,499.74         8,657.77      13,736.86        11,770.91      12,356.64    10,908.03
3/04           11,896.59        10,383.16         9,876.58      14,146.64        11,825.79      15,034.07    12,303.75
9/04           11,824.42        10,376.56         9,858.86      14,242.11        11,902.67      14,675.94    12,295.88
3/05           12,545.39        11,946.41        10,537.49      14,309.03        12,038.80      15,847.84    13,074.74
9/05           13,163.39        13,053.17        11,066.71      14,640.18        12,229.11      17,302.59    13,792.23
3/06           14,127.89        14,862.42        11,773.49      14,632.01        12,482.81      19,936.56    14,718.42

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/06*
--------------------------------------------------------------------------------

                                    TARGET      ACTUAL
                                    ------      ------
GE U.S. Equity Fund                  33.0%       33.8%
GE Fixed Income Fund                 34.0%       32.5%
GE International Equity Fund         20.0%       20.2%
GE Small-Cap Equity Fund             12.0%       12.1%
Other                                 1.0%        1.4%
--------------------------------------------------------------------------------
Total                               100.0%      100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2006
--------------------------------------------------------------------------------

                                                                  ENDING VALUE
                          SIX          ONE    FIVE    SINCE       OF A $10,000
                         MONTHS       YEAR    YEAR  INCEPTION      INVESTMENT
--------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND        7.33%      12.61%   5.23%   4.88%          $14,128
MSCI EAFE Index          13.86%      24.41%   9.59%   5.62%          $14,862
S&P 500 Index             6.39%      11.73%   3.97%   2.28%          $11,773
LB Aggregate
   Bond Index            -0.06%       2.26%   5.11%   5.39%          $14,632
90 Day T-Bill             2.07%       3.68%   2.12%   3.11%          $12,483
Russell 2000 Index       15.22%      25.81%  12.63%   9.98%          $19,937
Composite Index (M)**     6.72%      12.57%   7.05%   5.48%          $14,718
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Allocation Fund returned 7.33% for the six-month period ended March 31, 2006. The Fund's Composite Index returned 6.72% and the Lipper peer group of 95 Global Flexible Portfolio Funds returned 7.89% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 66% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 33% allocated to core equity and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the U.S. Equity Fund underperformed the S&P 500 Index benchmark. Strong stock selection within energy was the primary contributor to Fund performance over the past six months. Overweighting energy equipment and services companies amid a pullback in energy prices benefited the Fund. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, healthcare and financials holdings. Within healthcare, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period.

GE Moderate Allocation Fund                      Performance Summary (unaudited)
--------------------------------------------------------------------------------

The key drivers to GE Fixed Income Fund performance over the last six months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7% and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

The GE International Equity Fund performance has benefited from stock selection within Japan, Emerging Markets and Europe. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. Weakness was seen in Acom (Japan - consumer finance). Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

The GE Small-Cap Equity Fund slightly underperformed its benchmark. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation. Sector allocation contributed 10 bps net of cash over the last six-months. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2005 - MARCH 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                  ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE          EXPENSES PAID
                               BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)     DURING THE PERIOD ($)*

----------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,073.27                        1.03
----------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
----------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD). EXPENSE RATIO DOESN'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WAS 7.33%

See Notes to Financial Statements.

GE Aggressive Allocation Fund                    Performance Summary (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

            GE Aggressive                                      LB Aggregate    Daily-Linked                        Composite
           Allocation Fund   MSCI EAFE Index   S&P 500 Index   Bond Index     90 Day T-Bill   Russell 2000 Index    Index (A)
12/31/98      10,000.00         10,000.00        10,000.00      10,000.00        10,000.00         10,000.00       10,000.00
3/99          10,340.00         10,139.15        10,496.48       9,950.49        10,109.66          9,452.92       10,175.90
9/99          10,560.00         10,853.10        10,535.63       9,929.98        10,344.43         10,229.68       10,589.59
3/00          12,325.49         12,683.07        12,403.62      10,136.68        10,622.99         12,974.83       12,428.09
9/00          11,788.72         11,198.23        11,930.93      10,624.14        10,940.05         12,638.12       11,835.99
3/01          10,920.34          9,401.22         9,693.12      11,406.89        11,239.59         11,002.57       10,286.08
9/01          10,073.80          7,985.43         8,750.33      12,000.27        11,435.56          9,965.69        9,348.81
3/02          11,234.38          8,585.74         9,713.04      12,016.93        11,540.46         12,555.93       10,586.75
9/02           8,967.89          6,745.38         6,957.39      13,031.86        11,638.86          9,048.74        8,291.54
3/03           8,889.78          6,590.88         7,308.30      13,421.21        11,712.24          9,176.59        8,535.32
9/03          10,265.31          8,499.74         8,657.77      13,736.86        11,770.91         12,356.64       10,394.88
3/04          11,663.46         10,383.16         9,876.58      14,146.64        11,825.79         15,034.07       12,046.12
9/04          11,560.14         10,376.56         9,858.86      14,242.11        11,902.67         14,675.94       12,000.07
3/05          12,457.24         11,946.41        10,537.49      14,309.03        12,038.80         15,847.84       12,951.22
9/05          13,187.94         13,053.17        11,066.71      14,640.18        12,229.11         17,302.59       13,793.03
3/06          14,465.20         14,862.42        11,773.49      14,632.01        12,482.81         19,936.56       15,022.44

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/06*
--------------------------------------------------------------------------------

                                   TARGET       ACTUAL
                                   ------       ------
GE U.S. Equity Fund                 35.0%       38.0%
GE International Equity Fund        25.0%       24.9%
GE Small-Cap Equity Fund            20.0%       20.1%
GE Fixed Income Fund                19.0%       16.0%
Other                                1.0%        1.0%
--------------------------------------------------------------------------------
Total                              100.0%      100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2006
--------------------------------------------------------------------------------

                                                                   ENDING VALUE
                          SIX         ONE     FIVE    SINCE        OF A $10,000
                         MONTHS       YEAR    YEAR  INCEPTION       INVESTMENT
--------------------------------------------------------------------------------

GE AGGRESSIVE
   ALLOCATION  FUND       9.69%      16.12%   5.78%   5.22%         $14,465
MSCI EAFE Index          13.86%      24.41%   9.59%   5.62%         $14,862
S&P 500 Index             6.39%      11.73%   3.97%   2.28%         $11,773
LB Aggregate
   Bond Index            -0.06%       2.26%   5.11%   5.39%         $14,632
90 Day T-Bill             2.07%       3.68%   2.12%   3.11%         $12,483
Russell 2000 Index       15.22%      25.81%  12.63%   9.98%         $19,937
Composite Index (A)**     8.91%      15.99%   7.87%   5.77%         $15,022
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Allocation Fund returned 9.69% for the six-month period ended March 31, 2006. The Fund's Composite Index returned 8.91% and the Lipper peer group of 89 Global Multi-Cap Core Funds returned 9.66% for the same period. Please see adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 83% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index, which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its Composite Index was primarily driven by asset allocation of the Fund. Returns for the period in the U.S. Equity Fund underperformed the S&P 500 Index benchmark. Strong stock selection within energy was the primary contributor to Fund performance over the past six months. Overweighting energy equipment and services companies amid a pullback in energy prices benefited the Fund. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, healthcare and financials holdings. Within healthcare, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period.

GE Aggressive Allocation Fund                    Performance Summary (unaudited)
--------------------------------------------------------------------------------

The GE International Equity Fund performance has benefited from stock selection within Japan, Emerging Markets and Europe. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. Weakness was seen in Acom (Japan - consumer finance). Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

The GE Small-Cap Equity Fund slightly underperformed its benchmark. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation. Sector allocation contributed 10 bps net of cash over the last six-months. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

The key drivers to GE Fixed Income Fund performance over the last six months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7% and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2005 - MARCH 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                   ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE          EXPENSES PAID
                                 BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)     DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,096.85                        1.03
-----------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.65                        1.01
-----------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD). EXPENSE RATIO DOESN'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE
   6).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WAS 9.69%

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------

The Asset Allocation Committee of the GE ALLOCATION FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Mr. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has coled the Asset Allocation Committee responsible for determining the asset allocations of the GE ALLOCATION FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Senior Vice President of GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund, one of the underlying GE Funds, since September 1997. She has served as coleader of the Asset Allocation Committee responsible for determining the asset allocations of the GE ALLOCATION FUNDS and has been primarily responsible for the tactical allocations of the Funds since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President -- International Equities in 1995 and Senior Vice President -- Domestic Equities in 1991.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE Allocation Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Notes to Performance                                  March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit "other expenses" (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2007. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

                                         "OTHER EXPENSES"      ACTUAL OPERATING
            UNDERLYING GE FUNDS             LIMITATION*            EXPENSES**
            -------------------------------------------------------------------
            GE U.S. Equity Fund                .30%                  .54%
            GE Fixed Income Fund               .20%                  .55%
            GE International Equity Fund       .70%                 1.13%
            GE Small-Cap Equity Fund           .39%                  .93%

* "OTHER EXPENSES," AFTER REIMBURSEMENT (IF ANY), OF THE UNDERLYING GE FUNDS WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE, UNLESS THE EXPENSE LIMITATION AGREEMENTS ARE TERMINATED AT THE END OF THEIR TERMS.

** SHOWS THE ACTUAL OPERATING EXPENSES OF INVESTING IN THE UNDERLYING FUNDS
   ANNUALIZED FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.


(A) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                       GE CONSERVATIVE
                                                                          ALLOCATION
                                                                             FUND
                                                 3/31/06+   9/30/05   9/30/04   9/30/03   9/30/02(C)   9/30/01
------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                         --        --        --         --        --    12/31/98

Net asset value, beginning of period              $  8.81   $  8.47   $  8.00   $  8.91     $10.23    $  11.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                0.19      0.27      0.18      0.26       0.53        0.63
Net realized and unrealized gains (losses)
   on investments                                    0.23      0.37      0.44      0.54      (0.79)(b)   (0.93)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS       0.42      0.64      0.62      0.80      (0.26)      (0.30)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                             0.27      0.30      0.15      1.71       0.57        0.39
   Net realized gains                                  --        --        --        --       0.49        0.09
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  0.27      0.30      0.15      1.71       1.06        0.48
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  8.96   $  8.81   $  8.47   $  8.00   $   8.91    $  10.23
==================================================================================================================

TOTAL RETURN (A)                                     4.84%     7.65%     7.83%    10.36%     (3.28)%     (2.97)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)        $1,728    $1,607    $1,410    $1,104    $   970     $13,256
   Ratios to average net assets:
     Net investment income*                          4.12%     3.17%     2.30%     2.56%      5.21%       3.62%
     Net expenses (d)*                               0.20%     0.20%     0.20%     0.20%      0.20%       0.20%
     Gross expenses (d)*                             0.22%     0.22%     0.21%     0.21%      0.24%       0.33%
   Portfolio turnover rate                             14%       33%       22%       30%        29%         21%
==================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(D) EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.

See Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------------
                                                                              GE MODERATE
                                                                               ALLOCATION
                                                                                 FUND
                                                   3/31/06+   9/30/05    9/30/04   9/30/03    9/30/02    9/30/01
------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                           --        --         --        --         --   12/31/98

Net asset value, beginning of period                 $10.65   $  9.83    $  9.06   $  8.30     $ 9.61     $11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                  0.20      0.30       0.16      0.17       0.36       0.38
Net realized and unrealized gains (losses)
   on investments                                      0.57      0.80       0.77      0.86      (1.05)     (1.43)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS         0.77      1.10       0.93      1.03      (0.69)     (1.05)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                               0.26      0.28       0.16      0.27       0.41       0.31
   Net realized gains                                    --        --         --        --       0.21       0.28
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    0.26      0.28       0.16      0.27       0.62       0.59
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.16    $10.65    $  9.83   $  9.06     $ 8.30    $  9.61
==================================================================================================================

TOTAL RETURN (A)                                       7.33%    11.32%     10.37%    12.72%     (8.05)%   (9.85)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)          $8,743    $8,708     $8,087    $6,957     $6,442     $9,718
   Ratios to average net assets:
     Net investment income*                            3.63%     2.89%      1.61%     1.91%      3.77%      3.01%
     Net expenses (d)*                                 0.20%     0.20%      0.20%     0.20%      0.20%      0.20%
     Gross expenses (d)*                               0.21%     0.21%      0.21%     0.21%      0.21%      0.46%
   Portfolio turnover rate                               12%       10%        11%       28%        23%        24%
==================================================================================================================



-----------------------------------------------------------------------------------------------------------------
                                                                             GE AGGRESSIVE
                                                                               ALLOCATION
                                                                                  FUND
                                                   3/31/06+    9/30/05    9/30/04   9/30/03   9/30/02   9/30/01
-----------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                           --         --         --        --        --  12/31/98

Net asset value, beginning of period               $  11.19     $10.07   $  9.03   $  8.23    $  9.52    $11.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                  0.19       0.29      0.10      0.12       0.41      0.32
Net realized and unrealized gains (losses)
   on investments                                      0.88       1.11      1.03      1.04      (1.40)    (1.94)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS         1.07       1.40      1.13      1.16      (0.99)    (1.62)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                               0.21       0.28      0.09      0.36       0.30      0.24
   Net realized gains                                    --         --        --        --         --      0.26
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    0.21       0.28      0.09      0.36       0.30      0.50
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  12.05     $11.19    $10.07   $  9.03    $  8.23   $  9.52
=================================================================================================================

TOTAL RETURN (A)                                      9.69%      14.08%    12.61%    14.47%    (10.98)%  (14.55)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $10,066     $9,549    $8,113    $7,047     $6,471    $9,719
   Ratios to average net assets:
     Net investment income*                            3.16%      2.69%     0.98%     1.25%      4.24%     2.47%
     Net expenses (d)*                                 0.20%      0.20%     0.20%     0.20%      0.20%     0.20%
     Gross expenses (d)*                               0.21%      0.21%     0.21%     0.21%      0.21%     0.41%
   Portfolio turnover rate                                8%         2%        8%       21%        27%       21%
=================================================================================================================

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Allocation Fund
March 31, 2006 (unaudited)

----------------------------------------------------------------------------------------------
                                                              NUMBER
                                                             OF SHARES                VALUE
----------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 98.7%
----------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y)                                  16,788             $    477,616
GE Fixed Income Fund (Class Y)                                 76,453                  904,439
GE International Equity Fund (Class Y)                         11,929                  223,437
GE Small-Cap Equity Fund (Class Y)                              5,044                   88,679
GEI Short-Term Investment Fund                                 10,621                   10,621

TOTAL AFFILIATED INVESTMENTS
   (COST $1,647,589)                                                                 1,704,792
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
----------------------------------------------------------------------------------------------
Other assets                                                                            27,770
Liabilities                                                                             (4,702)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                            23,068
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $1,727,860
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Capital paid in                                                                      2,850,195
Undistributed net investment income                                                     10,237
Accumulated net realized loss                                                       (1,189,775)
Net unrealized appreciation on investments                                              57,203
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $1,727,860
----------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                             192,924
Net asset value, offering and redemption price per share                                 $8.96

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Allocation Fund
March 31, 2006 (unaudited)

----------------------------------------------------------------------------------------------
                                                                NUMBER
                                                               OF SHARES                VALUE
----------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.6%
----------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y)                                   103,776            $ 2,952,433
GE Fixed Income Fund (Class Y)                                  240,171              2,841,226
GE International Equity Fund (Class Y)                           94,236              1,765,038
GE Small-Cap Equity Fund (Class Y)                               60,238              1,058,983
GEI Short-Term Investment Fund                                   90,271                 90,271
----------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   (COST $7,722,003)                                                                 8,707,951
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
----------------------------------------------------------------------------------------------
Other assets                                                                            36,985
Liabilities                                                                             (1,486)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                            35,499
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $8,743,450
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Capital paid in                                                                      9,315,409
Undistributed net investment income                                                     32,393
Accumulated net realized loss                                                       (1,590,300)
Net unrealized appreciation on investments                                             985,948
----------------------------------------------------------------------------------------------
NET ASSETS                                                                          $8,743,450
----------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                             783,331
Net asset value, offering and redemption price per share                                $11.16

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Allocation Fund
March 31, 2006 (unaudited)

----------------------------------------------------------------------------------------------
                                                             NUMBER
                                                            OF SHARES                 VALUE
----------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 101.2%
----------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y)                                134,310               $ 3,821,106
GE Fixed Income Fund (Class Y)                               136,567                 1,615,587
GE International Equity Fund (Class Y)                       133,893                 2,507,825
GE Small-Cap Equity Fund (Class Y)                           115,153                 2,024,391
GEI Short-Term Investment Fund                               219,617                   219,617

TOTAL AFFILIATED INVESTMENTS
   (COST $8,906,797)                                                                10,188,526
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
----------------------------------------------------------------------------------------------
Other assets                                                                           179,693
Liabilities                                                                           (302,564)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                          (122,871)
----------------------------------------------------------------------------------------------
NET ASSETS                                                                         $10,065,655
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Capital paid in                                                                     11,163,219
Undistributed net investment income                                                     16,442
Accumulated net realized loss                                                       (2,395,735)
Net unrealized appreciation on investments                                           1,281,729
----------------------------------------------------------------------------------------------
NET ASSETS                                                                         $10,065,655
----------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                             835,599
Net asset value, offering and redemption price per share                                $12.05

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the period ended March 31, 2006 (unaudited)

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
    Dividends from affiliated investments                     $ 11,405                 $ 84,418                $115,851
    Interest from affiliated investments                        23,201                   77,000                  42,953
--------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME                                              34,606                  161,418                 158,804
--------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
       Advisory and administration fees                          1,599                    8,420                   9,435
       Transfer agent fees                                         147                      147                     147
       Trustees fees                                                20                      122                     124
--------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT                          1,766                    8,689                   9,706
--------------------------------------------------------------------------------------------------------------------------
    Less: Expenses waived or borne
      by the adviser                                              (167)                    (269)                   (271)
--------------------------------------------------------------------------------------------------------------------------
      Net expenses                                               1,599                    8,420                   9,435
--------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME                                     33,007                  152,998                 149,369
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
       Realized gain on investments                             54,638                  192,499                 208,400
       Change in unrealized appreciation/
         (depreciation) on investments                         (13,853)                 241,267                 506,409
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      on investments                                            40,785                  433,766                 714,809
--------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $ 73,792                 $586,764                $864,178
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 GE CONSERVATIVE               GE MODERATE                GE AGGRESSIVE
                                                   ALLOCATION                  ALLOCATION                  ALLOCATION
                                                      FUND                        FUND                        FUND

                                        SIX MONTHS ENDED   YEAR     SIX MONTHS ENDED    YEAR     SIX MONTHS ENDED    YEAR
                                            3/31/06        ENDED         3/31/06        ENDED        3/31/06         ENDED
                                           (UNAUDITED)    9/30/05      (UNAUDITED)     9/30/05     (UNAUDITED)      9/30/05
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                $   33,007   $   48,645     $  152,998    $  243,039    $   149,369    $  238,612
      Net realized gain
         on investments                        54,638       48,417        192,499        46,512        208,400        84,175
      Net increase (decreased) in
         unrealized appreciation/
         depreciation on investments          (13,853)      18,231        241,267       600,005        506,409       827,975
----------------------------------------------------------------------------------------------------------------------------
      Net increase from operations             73,792      115,293        586,764       889,556        864,178     1,150,762
----------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                   (46,953)     (50,599)      (198,578)     (226,973)      (169,636)     (228,178)
----------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                       (46,953)     (50,599)      (198,578)     (226,973)      (169,636)     (228,178)
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions          26,839       64,694        388,186       662,583        694,542       922,584
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares            266,331      637,670        824,891       902,392        594,191     1,057,541
      Value of distributions reinvested                     46,953         50,599       198,581        226,973       169,636
      Cost of shares redeemed                (219,055)    (555,938)    (1,375,761)   (1,170,946)      (941,984)     (772,195)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions                    94,229      132,331       (352,289)      (41,581)      (178,157)      513,524
----------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS            121,068      197,025         35,897       621,002        516,385     1,436,108
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year                        1,606,792    1,409,767      8,707,553     8,086,551      9,549,270     8,113,162
----------------------------------------------------------------------------------------------------------------------------
   End of year                             $1,727,860   $1,606,792     $8,743,450    $8,707,553    $10,065,655    $9,549,270
----------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR                     $   10,237   $   24,183     $   32,393    $   77,973    $    16,442  $     36,709

CHANGES IN FUND SHARES

Shares sold by subscription                    30,124       73,864         77,001        88,253         51,975        98,761
Shares issued for distributions
   reinvested                                   5,378        5,911         18,576        22,209         14,933        21,385
Shares redeemed                               (24,966)     (63,880)      (130,131)     (114,840)       (84,709)      (72,776)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares         10,536       15,895        (34,554)       (4,378)       (17,801)       47,370
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At March 31, 2006, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF                                                       APPRECIATION/
                                             INVESTMENT            GROSS TAX             GROSS TAX         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENT
----------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund              $1,670,476         $     99,847         $     (65,531)           $  34,316
GE Moderate Allocation Fund                   8,623,124            1,124,702            (1,039,875)              84,827
GE Aggressive Allocation Fund                 9,651,894            1,363,691              (827,059)             536,632

As of September 30, 2005, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $18,619 and $35,343, respectively.

FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------

GE Conservative Allocation Fund     $ 149,813      09/30/10

                                    1,019,232      09/30/11

                                       50,646      09/30/12

                                        1,835      09/30/13

--------------------------------------------------------------------------------
GE Moderate Allocation Fund            34,764      09/30/10

                                      442,772      09/30/11

                                      404,142      09/30/12

--------------------------------------------------------------------------------
GE Aggressive Allocation Fund         812,546      09/30/10

                                      588,067      09/30/11

                                      458,425      09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2004.

The tax composition of distributions paid during the year ended September 30, 2005, and September 30, 2004 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2005
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Allocation Fund  $  50,599         $ --
GE Moderate Allocation Fund        226,973           --
GE Aggressive Allocation Fund      228,178           --

                                 YEAR ENDED SEPTEMBER 30, 2004
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Allocation Fund   $ 20,920          $ --
GE Moderate Allocation Fund        123,802            --
GE Aggressive Allocation Fund       74,201            --

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended March 31, 2006.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest earned by the GE Fixed Income Fund and short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended March 31, 2006, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended March 31, 2006, were as follows:

                                   PURCHASES      SALES
---------------------------------------------------------
GE Conservative Allocation Fund  $  328,160    $  225,930

GE Moderate Allocation Fund       1,013,820     1,221,144

GE Aggressive Allocation Fund       901,742       761,880

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2006 are:

                 5% OR GREATER SHAREHOLDERS
                 --------------------------
                                  % OF          % OF FUND HELD
                     NUMBER     FUND HELD      BY GE AFFILIATES*
----------------------------------------------------------------
GE Conservative
  Allocation Fund       4           95%             95%
GE Moderate
  Allocation Fund       4           99%             99%
GE Aggressive
  Allocation Fund       2           92%             92%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                     GE U.S. EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05       9/30/04       9/30/03         9/30/02       9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --             --            --            --              --      11/29/93
Net asset value, beginning of period         $28.62         $26.35        $24.14        $20.26          $24.94        $32.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)             0.18           0.44          0.27          0.22            0.20          0.20
  Net realized and unrealized
   gains (losses) on investments               1.47           2.10          2.17          3.91           (4.49)        (5.50)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        1.65           2.54          2.44          4.13           (4.29)        (5.30)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.54           0.27          0.23          0.25            0.15          0.20
  Net realized gains                           1.28             --            --            --            0.24          1.94
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            1.82           0.27          0.23          0.25            0.39          2.14
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $28.45         $28.62        $26.35        $24.14          $20.26        $24.94
============================================================================================================================

TOTAL RETURN (A)                               5.93%          9.68%        10.13%        20.47%         (17.58%)      (17.50%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $113,192       $306,532      $346,807      $307,727        $243,957      $288,666
  Ratios to average net assets:
   Net investment income (loss)*               1.27%          1.56%         1.02%         0.97%           0.78%         0.68%
   Net expenses*                               0.54%          0.53%         0.53%         0.58%           0.62%         0.62%
   Gross expenses*                             0.54%          0.53%         0.53%         0.58%           0.62%         0.63%
  Portfolio turnover rate                        27%            36%           29%           26%             41%           53%
----------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                    GE FIXED INCOME FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05       9/30/04       9/30/03         9/30/02       9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --             --            --            --              --      11/29/93
Net asset value, beginning of period         $12.11         $12.55        $12.77        $12.75          $12.40        $11.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                    0.31           0.51          0.44          0.44            0.59          0.70
  Net realized and unrealized
   gains (losses) on investments              (0.24)         (0.22)        (0.04)         0.15            0.35          0.72
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                        0.07           0.29          0.40          0.59            0.94          1.42
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.32           0.50          0.45          0.47            0.59          0.73
  Net realized gains                           0.03           0.23          0.17          0.10              --            --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.35           0.73          0.62          0.57            0.59          0.73
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $11.83         $12.11        $12.55        $12.77          $12.75        $12.40
============================================================================================================================

TOTAL RETURN (A)                               0.37%          2.36%         3.24%         4.75%           7.81%        12.49%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $17,255        $87,216       $94,622      $110,539         $86,653       $78,626
  Ratios to average net assets:
   Net investment income*                      4.95%          4.10%         3.55%         3.45%           4.75%         5.77%
   Net expenses*                               0.55%          0.55%         0.53%         0.53%           0.55%         0.55%
   Gross expenses*                             0.56%          0.56%         0.54%         0.53%           0.57%         0.56%
  Portfolio turnover rate                       172%           311%          363%          381%            308%          270%
----------------------------------------------------------------------------------------------------------------------------

                                                                GE INTERNATIONAL EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05       9/30/04       9/30/03         9/30/02       9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --             --            --            --              --        3/2/94
Net asset value, beginning of period         $16.01         $12.85        $10.68         $9.53          $12.02        $19.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)             0.03           0.18          0.12          0.09            0.09          0.16
  Net realized and unrealized
   gains (losses) on investments               2.86           3.09          2.14          1.16           (2.46)        (5.72)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        2.89           3.27          2.26          1.25           (2.37)        (5.56)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.17           0.11          0.09          0.10            0.12            --
  Net realized gains                             --             --            --            --              --          1.84
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.17           0.11          0.09          0.10            0.12          1.84
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $18.73         $16.01        $12.85        $10.68           $9.53        $12.02
============================================================================================================================

TOTAL RETURN (A)                              18.19%         25.58%        21.22%        13.19%         (20.05%)      (31.22%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $9,171        $69,794       $46,942       $37,413         $24,997       $31,781
  Ratios to average net assets:
   Net investment income (loss)*               0.39%          1.26%         0.95%         0.91%           0.75%         1.03%
   Net expenses*                               1.13%          1.17%         1.33%         1.25%           1.10%         1.09%
   Gross expenses*                             1.13%          1.17%         1.33%         1.26%           1.14%         1.09%
  Portfolio turnover rate                        24%            66%           31%           68%             53%           68%
----------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                         March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                  GE SMALL-CAP EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                           3/31/06+        9/30/05       9/30/04       9/30/03         9/30/02       9/30/01
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --             --            --            --              --       9/30/98
Net asset value, beginning of period         $15.99         $15.07        $12.81        $11.59          $13.85        $13.66
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)             0.01           0.08         (0.02)         0.02            0.03          0.09
  Net realized and unrealized
    gains (losses) on investments              2.19           2.94          2.28          1.20           (0.12)         0.57
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                        2.20           3.02          2.26          1.22           (0.09)         0.66
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.08             --            --            --            0.09            --
  Net realized gains                           0.53           2.10            --            --            2.08          0.47
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.61           2.10            --            --            2.17          0.47
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $17.58         $15.99        $15.07        $12.81          $11.59        $13.85
============================================================================================================================

TOTAL RETURN (A)                              14.25%         21.22%        17.64%        10.53%          (2.71%)        5.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $15,778        $24,385       $23,144       $19,715          $8,759        $5,892
  Ratios to average net assets:
   Net investment income (loss)*               0.09%          0.54%        (0.12%)        0.18%           0.22%         0.65%
   Net expenses*                               0.93%          0.96%         0.99%         1.01%           0.90%         0.87%
   Gross expenses*                             0.93%          0.96%         1.00%         1.01%           0.94%         0.91%
  Portfolio turnover rate                        14%            34%           93%          122%            138%          146%
----------------------------------------------------------------------------------------------------------------------------

NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------

The Board of Trustees, including the independent trustees, of the GE LifeStyle Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 16, 2005.

In considering whether to approve the investment advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the advisory agreements, the independent trustees reviewed the proposed continuance of each agreement with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM, and the independent trustees concurred that GEAM provides high quality advisory and administrative services because of the level of asset allocation expertise and the resources, analysis and other services, such as performance, risk and style consistency monitoring, provided to the Funds. The independent trustees specifically noted that these services were in addition to the services provided by GEAM to the underlying funds in which the Funds invest. They also considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the process used for compliance activities, and the quality of the investment professionals employed by GEAM. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM discussed in detail its investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

Advisory Agreement Renewal  (unaudited)
--------------------------------------------------------------------------------

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes many of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM in concluding that the contractual advisory fees are reasonable for the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory agreement was in the best interest of the shareholders of each affected Fund.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 45

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 40

POSITION(S) HELD WITH FUND Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 58

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 69

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

----------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGERS

  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:

  Christopher D. Brown
  Stephen V. Gelhaus
  Paul C. Reinhardt
  Richard L. Sanderson

  GE FIXED INCOME FUND
  Team led by Paul M. Colonna


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHIEF EXECUTIVE OFFICER
  David B. Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME (RETIRED FROM ALL
  POSITIONS AS OF JANUARY 31, 2006)
  Donald W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn D. Karlic, EVP, FIXED INCOME

ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.


ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE LIFESTYLE FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 05, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 05, 2006

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE LIFESTYLE FUNDS

Date:  June 05, 2006

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.